Goodwill and Identifiable Intangible Assets - Changes in Carrying Amount of Goodwill by Operating Segments (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Goodwill [Line Items]
Goodwill, at cost, Beginning Balance	¥ 21,934	¥ 21,875
Accumulated impairment charges, Beginning Balance
Beginning Balance	21,934	21,875
Foreign currency translation adjustment	44	59
Impairment charges for goodwill	(2,031)
Goodwill, at cost, Ending Balance	21,978	21,934
Accumulated impairment charges, Ending Balance	(2,031)
Ending Balance	19,947	21,934
Digital Entertainment [Member]
Goodwill [Line Items]
Goodwill, at cost, Beginning Balance	15,241	15,182
Accumulated impairment charges, Beginning Balance
Beginning Balance	15,241	15,182
Foreign currency translation adjustment	44	59
Impairment charges for goodwill
Goodwill, at cost, Ending Balance	15,285	15,241
Accumulated impairment charges, Ending Balance
Ending Balance	15,285	15,241
Health & Fitness [Member]
Goodwill [Line Items]
Goodwill, at cost, Beginning Balance	6,568	6,568
Accumulated impairment charges, Beginning Balance
Beginning Balance	6,568	6,568
Foreign currency translation adjustment	0
Impairment charges for goodwill	(2,031)
Goodwill, at cost, Ending Balance	6,568	6,568
Accumulated impairment charges, Ending Balance	(2,031)
Ending Balance	4,537	6,568
Gaming & Systems [Member]
Goodwill [Line Items]
Goodwill, at cost, Beginning Balance	125	125
Accumulated impairment charges, Beginning Balance
Beginning Balance	125	125
Foreign currency translation adjustment	0
Impairment charges for goodwill
Goodwill, at cost, Ending Balance	125	125
Accumulated impairment charges, Ending Balance
Ending Balance	¥ 125	¥ 125